Basis of Preparation and Statement of Compliance	12 Months Ended
Dec. 31, 2021
Basis Of Preparation And Statement Of Compliance [Abstract]
Basis of Preparation and Statement of Compliance

2. BASIS OF PREPARATION AND STATEMENT OF COMPLIANCE
In these Consolidated Financial Statements, unless otherwise indicated, all dollars are expressed in Canadian dollars. All references to C$ or $ are to Canadian dollars and references to US$ are to U.S. dollars.
These Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board and interpretations of the International Financial Reporting Interpretations Committee.
Certain information provided for prior years has been reclassified to conform to the presentation adopted for the year ended December 31, 2021.
These Consolidated Financial Statements have been prepared on a historical cost basis, except as detailed in the Company's accounting policies disclosed in Note 3.
These Consolidated Financial Statements were approved by the Board of Directors effective February 7, 2022.